Shareholder Report, Line Graph (Details) 193886_Innovator Defined Wealth Shield ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jun. 30, 2021	Oct. 31, 2025
Innovator Defined Wealth Shield ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Innovator Defined Wealth Shield ETF NAV
Accumulated Value	$ 12,006	$ 10,815	$ 10,187	$ 10,065	$ 10,000	$ 12,850
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	13,971	10,122	9,190	10,763	10,000	$ 16,968
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500
Accumulated Value	$ 13,276	$ 9,759	$ 9,010	$ 10,716	$ 10,000	$ 15,917